CONDENSED BALANCE SHEETS	Dec. 31, 2021 USD ($)
Current assets
Cash	$ 3,337,050
Prepaid expenses	840,706
Total current assets	4,177,756
Prepaid expenses - long term	415,828
Cash and marketable securities held in Trust Account	500,125,470
TOTAL ASSETS	504,719,054
Current liabilities
Accrued expenses	295,258
Accrued offering costs	12,770
Income taxes payable	2,416
Total current liabilities	310,444
Deferred legal fee	92,441
Deferred underwriting fee payable	17,500,000
Total liabilities	17,902,885
Commitments and contingencies
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Additional paid-in capital	0
Accumulated deficit	(13,185,226)
Total Stockholders' Deficit	(13,183,831)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	504,719,054
Class A Common Stock
Stockholders' Deficit
Common stock	145
Class A Common Stock Subject to Possible Redemption
Current liabilities
Class A common stock subject to possible redemption, 50,000,000 shares at redemption value of approximately $10.34 and $10.09 as of September 30, 2023 and December 31, 2022, respectively	500,000,000
Class B Common Stock
Stockholders' Deficit
Common stock	$ 1,250